Employee share scheme reserve - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee share scheme reserve
Employee share-based compensation reserve balance	$ 661,495	$ 564,127	$ 507,677
Share compensation scheme charge/(reversal)	97,368	56,450	285,651
Value of option exercised	$ 0	$ 0	$ 551,640